UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549


                                 FORM N-Q


          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-7456

Name of Fund:  Senior High Income Portfolio, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Senior High Income Portfolio, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/05

Date of reporting period: 03/01/05 - 05/31/05

Item 1 - Schedule of Investments


Senior High Income Portfolio, Inc.

Schedule of Investments as of May 31, 2005                                                                      (in U.S. dollars)

Industry*                           Face Amount    Corporate Bonds                                                      Value
Aerospace & Defense - 1.8%      $       400,000    K&F Acquisition, Inc., 7.75% due 11/15/2014 (i)                $       400,000
                                      1,000,000    Titan Corp., 8% due 5/15/2011                                        1,070,000
                                      4,510,000    Vought Aircraft Industries, Inc., 8% due 7/15/2011                   4,408,525
                                                                                                                  ---------------
                                                                                                                        5,878,525

Airlines - 0.2%                         900,000    Evergreen International Aviation, Inc., 12%
                                                   due 5/15/2010                                                          625,500

Automotive - 3.8%                     7,550,000    Advanced Accessory Systems LLC, 10.75%
                                                   due 6/15/2011                                                        5,662,500
                                      1,975,000    Cooper-Standard Automotive, Inc., 8.375%
                                                   due 12/15/2014                                                       1,639,250
                                      1,350,000    Delco Remy International, Inc., 7.141%
                                                   due 4/15/2009 (f)                                                    1,343,250
                                      2,775,000    Exide Technologies, 10.50% due 3/15/2013 (i)                         1,998,000
                                      1,800,000    Metaldyne Corp., 11% due 6/15/2012                                   1,278,000
                                        475,000    Tenneco Automotive, Inc. Series B, 10.25%
                                                   due 7/15/2013                                                          529,625
                                                   Venture Holdings Co. LLC (c):
                                        700,000        12% due 6/01/2009                                                        0
                                      3,325,000        Series B, 9.50% due 7/01/2005                                       66,500
                                                                                                                  ---------------
                                                                                                                       12,517,125

Broadcasting - 0.8%                   3,000,000    Granite Broadcasting Corp., 9.75% due 12/01/2010                     2,745,000

Cable - International - 2.0%          3,625,000    Kabel Deutschland GmbH, 10.625% due 7/01/2014 (i)                    3,869,687
                                                   NTL Cable Plc:
                                      2,350,000        8.141% due 10/15/2012 (f)                                        2,397,000
                                        350,000        8.75% due 4/15/2014                                                358,750
                                                                                                                  ---------------
                                                                                                                        6,625,437

Cable - U.S. - 7.9%                   1,800,000    CSC Holdings, Inc., 7.25% due 7/15/2008                              1,856,250
                                                   Charter Communications Holdings LLC:
                                      1,750,000        10% due 4/01/2009                                                1,347,500
                                      1,000,000        11.75% due 1/15/2010                                               780,000
                                      2,000,000        11.125% due 1/15/2011                                            1,490,000
                                      1,500,000        9.92% due 4/01/2011                                              1,091,250
                                      1,000,000        10% due 5/15/2011                                                  727,500
                                                   Intelsat Bermuda Ltd. (i):
                                      1,925,000        7.794% due 1/15/2012 (f)                                         1,953,875
                                      1,675,000        8.25% due 1/15/2013                                              1,704,312
                                      2,400,000        8.625% due 1/15/2015                                             2,463,000
                                      1,400,000    Mediacom Broadband LLC, 11% due 7/15/2013                            1,515,500
                                      1,675,000    Mediacom LLC, 9.50% due 1/15/2013                                    1,662,437
                                                   New Skies Satellites, BV (i):
                                      1,550,000        8.539% due 11/01/2011 (f)                                        1,565,500
                                      2,450,000        9.125% due 11/01/2012                                            2,425,500
                                      5,250,000    Rainbow National Services LLC, 8.75%
                                                   due 9/01/2012 (i)                                                    5,768,437
                                                                                                                  ---------------
                                                                                                                       26,351,061

Chemicals - 14.8%                     1,350,000    ArCo Chemical Co., 9.80% due 2/01/2020                               1,512,000
                                        555,000    BCP Caylux Holdings Luxembourg SCA, 9.625%
                                                   due 6/15/2014 (i)                                                      622,988
                                      2,250,000    Compass Minerals International, Inc. Series B,
                                                   12% due 6/01/2013 (g)                                                1,878,750
                                                   Crompton Corp.:
                                      3,900,000        9.164% due 8/01/2010 (f)                                         4,358,250
                                      3,000,000        9.875% due 8/01/2012                                             3,412,500
                                      4,744,000    GEO Specialty Chemicals, Inc., 11.593%
                                                   due 12/31/2009 (h)                                                   4,981,200
                                                   Huntsman International, LLC:
                                      1,000,000        9.875% due 3/01/2009                                             1,070,000
                                      1,219,000        10.125% due 7/01/2009                                            1,264,712
                                      1,750,000    ISP Holdings, Inc. Series B, 10.625% due 12/15/2009                  1,868,125
                                      3,000,000    Invista B.V., 9.25% due 5/01/2012 (g)(i)                             3,258,750
                                      2,500,000    Koppers, Inc., 9.875% due 10/15/2013                                 2,662,500
                                      1,650,000    Lyondell Chemical Co., 11.125% due 7/15/2012                         1,870,687
                                      1,200,000    Millennium America, Inc., 7.625% due 11/15/2026                      1,128,000
                                      5,350,000    Omnova Solutions, Inc., 11.25% due 6/01/2010                         5,564,000
                                        352,030    Pioneer Cos., Inc., 6.59% due 12/31/2006 (f)                           352,030
                                      6,375,000    PolyOne Corp., 10.625% due 5/15/2010                                 6,900,937
                                                   Rockwood Specialties Group, Inc.:
                                      1,825,000        10.625% due 5/15/2011                                            1,952,750
                                        250,000        7.50% due 11/15/2014 (i)                                           237,500
                                                   Terra Capital, Inc.:
                                      2,500,000        12.875% due 10/15/2008                                           2,950,000
                                        832,000        11.50% due 6/01/2010                                               940,160
                                        361,000    United Agri Products, Inc., 8.25% due 12/15/2011                       370,025
                                                                                                                  ---------------
                                                                                                                       49,155,864

Consumer - Durables - 0.1%              450,000    Simmons Co., 7.875% due 1/15/2014                                      396,000

Consumer - Non-Durables - 1.9%        1,675,000    Chattem, Inc., 6.33% due 3/01/2010 (f)                               1,691,750
                                      1,000,000    General Binding Corp., 9.375% due 6/01/2008                          1,010,000
                                      1,975,000    Hines Nurseries, Inc., 10.25% due 10/01/2011                         2,034,250
                                      2,125,000    North Atlantic Trading Co., 9.25% due 3/01/2012                      1,530,000
                                                                                                                  ---------------
                                                                                                                        6,266,000

Diversified Media - 0.4%                325,000    Houghton Mifflin Co., 9.875% due 2/01/2013                             339,625
                                                   Universal City Florida Holding Co. I:
                                        700,000        7.96% due 5/01/2010 (f)                                            728,000
                                        175,000        8.375% due 5/01/2010                                               180,250
                                                                                                                  ---------------
                                                                                                                        1,247,875

Energy - Other - 3.1%                 1,000,000    Dresser, Inc., 9.375% due 4/15/2011                                  1,042,500
                                      1,100,000    Dresser-Rand Group, Inc., 7.375% due 11/01/2014 (i)                  1,078,000
                                      1,035,000    Energy Corp. of America Series A, 9.50%
                                                   due 5/15/2007                                                        1,032,412
                                      2,536,000    Giant Industries, Inc., 11% due 5/15/2012                            2,853,000
                                                   Star Gas Partners LP:
                                      2,750,000        10.25% due 2/15/2013                                             2,557,500
                                      1,750,000        10.25% due 2/15/2013 (i)                                         1,627,500
                                                                                                                  ---------------
                                                                                                                       10,190,912

Financial - 3.7%                      2,650,000    Fairfax Financial Holdings Ltd., 7.75%
                                                   due 4/26/2012                                                        2,510,875
                                      4,000,000    Highland Legacy Ltd CLO, 9.46% due 6/01/2011 (f)(i)                  3,990,000
                                        500,000    Investcorp SA, 7.54% due 10/21/2008 (a)                                507,147
                                      1,000,000    Pennant CBO Ltd., 13.43% due 3/14/2011 (i)                             700,000
                                      3,925,000    Refco Finance Holdings LLC, 9% due 8/01/2012                         4,101,625
                                                   SKM-LibertyView CBO Ltd. Series 1A (c)(i)(l):
                                      1,500,000        Class C1, 8.71% due 4/10/2011                                      450,000
                                      1,000,000        Class D, 11.91% due 4/10/2011                                       30,000
                                                                                                                  ---------------
                                                                                                                       12,289,647

Food & Drug - 0.2%                      850,000    Duane Read Inc., 7.91% due 12/15/2010 (f)(i)                           816,000

Food & Tobacco - 2.5%                              Commonwealth Brands, Inc. (i):
                                      2,250,000        9.75% due 4/15/2008                                              2,356,875
                                      2,825,000        10.625% due 9/01/2008                                            2,959,189
                                        641,000    Dole Food Co., Inc., 8.875% due 3/15/2011                              682,665
                                      1,442,000    Gold Kist Inc., 10.25% due 3/15/2014                                 1,625,855
                                      1,000,000    Merisant Co., 10.25% due 7/15/2013 (i)                                 730,000
                                                                                                                  ---------------
                                                                                                                        8,354,584

Gaming - 1.1%                         2,000,000    Jacobs Entertainment, Inc., 11.875% due 2/01/2009                    2,150,000
                                        925,000    Majestic Star Casino LLC, 9.50% due 10/15/2010                         959,688
                                        675,000    Penn National Gaming, Inc., 6.75% due 3/01/2015 (i)                    658,125
                                                                                                                  ---------------
                                                                                                                        3,767,813

Health Care - 2.6%                    3,000,000    CDRV Investors, Inc., 9.75% due 1/01/2015 (g)(i)                     1,470,000
                                                   Elan Finance Plc (i):
                                      2,325,000        7.268% due 11/15/2011 (f)                                        2,011,125
                                      1,650,000        7.75% due 11/15/2011                                             1,427,250
                                      3,000,000    Tenet Healthcare Corp., 7.375% due 2/01/2013                         2,940,000
                                        700,000    VWR International, Inc., 8% due 4/15/2014                              658,000
                                                                                                                  ---------------
                                                                                                                        8,506,375

Housing - 1.5%                          226,860    Formica Holdings Corp., 7.87% due 6/10/2011                            215,517
                                                   Goodman Global Holding Co., Inc. (i):
                                        500,000        6.621% due 6/15/2012 (f)                                           477,500
                                      1,750,000        7.875% due 12/15/2012                                            1,575,000
                                      2,000,000    Lone Star Industries, 8.85% due 6/15/2005 (i)                        2,002,836
                                        700,000    US Concrete, Inc., 8.375% due 4/01/2014                                647,500
                                                                                                                  ---------------
                                                                                                                        4,918,353

Information Technology - 2.2%         3,100,000    Amkor Technology, Inc., 9.25% due 2/15/2008                          2,813,250
                                      2,450,000    Freescale Semiconductor, Inc., 5.891%
                                                   due 7/15/2009 (f)                                                    2,535,750
                                      1,375,000    MagnaChip SemiConductor SA, 6.66%
                                                   due 12/15/2011 (f)(i)                                                1,278,750
                                        750,000    Telcordia Technologies Inc., 10% due 3/15/2013 (i)                     656,250
                                                                                                                  ---------------
                                                                                                                        7,284,000

Leisure - 2.4%                        6,000,000    Felcor Lodging LP, 7.78% due 6/01/2011 (f)                           6,165,000
                                         91,000    Host Marriott Corp. Series B, 7.875% due 8/01/2008                      92,593
                                      2,000,000    True Temper Sports, Inc., 8.375% due 9/15/2011                       1,810,000
                                                                                                                  ---------------
                                                                                                                        8,067,593

Manufacturing - 3.6%                    275,000    Aearo Co., 8.25% due 4/15/2012                                         266,750
                                      3,000,000    Communications & Power Industries, Inc., 8%
                                                   due 2/01/2012                                                        2,940,000
                                      2,250,000    EaglePicher Inc., 9.75% due 9/01/2013 (c)                            1,507,500
                                      2,825,000    Invensys Plc, 9.875% due 3/15/2011 (i)                               2,662,563
                                      2,250,000    Mueller Group, Inc., 7.96% due 11/01/2011 (f)                        2,295,000
                                        300,000    NMHG Holding Co., 10% due 5/15/2009                                    318,000
                                        250,000    NSP Holdings LLC, 11.75% due 1/01/2012 (k)                             263,750
                                      2,000,000    Propex Fabrics, Inc., 10% due 12/01/2012                             1,880,000
                                                                                                                  ---------------
                                                                                                                       12,133,563

Metal - Other - 0.8%                    500,000    IMCO Recycling Escrow, Inc., 9% due 11/15/2014 (i)                     522,500
                                      2,000,000    James River Coal Co., 9.375% due 6/01/2012                           2,020,000
                                                                                                                  ---------------
                                                                                                                        2,542,500

Packaging - 5.9%                      6,200,000    Anchor Glass Container Corp., 11% due 2/15/2013                      4,991,000
                                      1,900,000    Consolidated Container Co. LLC, 10.75%
                                                   due 6/15/2009 (g)                                                    1,482,000
                                      2,300,000    Crown European Holdings SA, 9.50% due 3/01/2011                      2,518,500
                                      3,300,000    Pliant Corp., 13% due 6/01/2010                                      2,640,000
                                        650,000    Tekni-Plex, Inc., 8.75% due 11/15/2013 (i)                             559,000
                                      5,550,000    US Can Corp., 10.875% due 7/15/2010                                  5,522,250
                                      2,250,000    Wise Metals Group LLC, 10.25% due 5/15/2012                          1,856,250
                                                                                                                  ---------------
                                                                                                                       19,569,000

Paper - 8.5%                          3,275,000    Abitibi-Consolidated, Inc., 6.91% due 6/15/2011 (f)                  3,176,750
                                      2,975,000    Ainsworth Lumber Co. Ltd., 6.84% due 10/01/2010 (f)                  2,975,000
                                                   Boise Cascade LLC (i):
                                        250,000        6.016% due 10/15/2012 (f)                                          250,000
                                        350,000        7.125% due 10/15/2014                                              333,375
                                      7,475,000    Bowater, Inc., 6.41% due 3/15/2010 (f)                               7,362,875
                                      4,325,000    Georgia-Pacific Corp., 9.375% due 2/01/2013                          4,898,063
                                        625,000    Graphic Packaging International Corp., 9.50%
                                                   due 8/15/2013                                                          609,375
                                      3,150,000    JSG Funding Plc, 7.75% due 4/01/2015 (i)                             2,520,000
                                      4,175,000    NewPage Corp., 9.46% due 5/01/2012 (f)(i)                            4,091,500
                                        800,000    Smurfit-Stone Container Enterprises, Inc., 8.375%
                                                   due 7/01/2012                                                          798,000
                                      1,500,000    Tembec Industries, Inc., 8.625% due 6/30/2009                        1,215,000
                                                                                                                  ---------------
                                                                                                                       28,229,938

Service - 4.3%                                     Allied Waste North America, Inc.:
                                        720,000        7.875% due 4/15/2013                                               730,800
                                      3,125,000        Series B, 7.375% due 4/15/2014                                   2,875,000
                                        250,000    Great Lakes Dredge & Dock Corp., 7.75%
                                                   due 12/15/2013                                                         192,500
                                      2,000,000    HydroChem Industrial Services, Inc., 9.25%
                                                   due 2/15/2013 (i)                                                    1,840,000
                                      3,000,000    MSW Energy Holdings LLC, 8.50% due 9/01/2010                         3,105,000
                                      5,450,000    United Rentals North America, Inc., 7.75%
                                                   due 11/15/2013                                                       5,395,500
                                                                                                                  ---------------
                                                                                                                       14,138,800

Telecommunications - 3.8%             2,045,000    Cincinnati Bell, Inc., 8.375% due 1/15/2014                          2,024,550
                                      4,000,000    Qwest Communications International Inc., 7.268%
                                                   due 2/15/2009 (f)(i)                                                 3,950,000
                                                   Time Warner Telecom Holdings, Inc.:
                                      3,500,000        6.768% due 2/15/2011 (f)                                         3,552,500
                                      2,000,000        9.25% due 2/15/2014 (i)                                          1,900,000
                                      1,276,000    Time Warner Telecom, Inc., 9.75% due 7/15/2008                       1,279,190
                                                                                                                  ---------------
                                                                                                                       12,706,240

Transportation - 0.9%                 1,325,000    Laidlaw International, Inc., 10.75% due 6/15/2011                    1,498,906
                                      1,500,000    Progress Rail Services Corp., 7.75% due 4/01/2012 (i)                1,485,000
                                                                                                                  ---------------
                                                                                                                        2,983,906

Utility - 3.4%                        1,300,000    Calpine Corp., 8.50% due 2/15/2011                                     767,000
                                      3,900,000    Mission Energy Holding Co., 13.50% due 7/15/2008                     4,602,000
                                      2,000,000    Northwest Pipeline Corp., 6.625% due 12/01/2007                      2,080,000
                                      2,750,000    Sierra Pacific Resources, 8.625% due 3/15/2014                       2,976,875
                                        725,000    Williams Cos., Inc., 8.625% due 6/01/2010                              788,438
                                                                                                                  ---------------
                                                                                                                       11,214,313

Wireless Communications - 1.9%          739,000    American Tower Corp., 9.375% due 2/01/2009                             775,026
                                                   Dobson Cellular Systems, Inc. (i):
                                      2,200,000        7.96% due 11/01/2011 (f)                                         2,249,500
                                      1,000,000        8.375% due 11/01/2011                                            1,025,000
                                        500,000    Horizon PCS, Inc., 11.375% due 7/15/2012 (i)                           547,500
                                      1,000,000    Rural Cellular Corp., 7.91% due 3/15/2010 (f)                        1,012,500
                                        800,000    US Unwired, Inc., 7.66% due 6/15/2010 (f)                              820,000
                                                                                                                  ---------------
                                                                                                                        6,429,526

                                                   Total Corporate Bonds
                                                   (Cost- $296,791,077) - 86.1%                                       285,951,450


                                                   Floating Rate Loan Interests (a)
Aerospace & Defense - 0.9%            2,829,147    Titan Corp. Term Loan B, due 6/30/2009                               2,845,650

Automotive - 1.1%                     2,000,000    Metaldyne Corp. Term Loan D, due 12/31/2009                          1,928,750
                                                   Tenneco Automotive, Inc.:
                                      1,092,618        Term Loan B, due 12/12/2010                                      1,098,081
                                        479,968        Tranche B-1 Credit Linked, due 12/12/2010                          482,368
                                                                                                                  ---------------
                                                                                                                        3,509,199



Cable - International - 0.3%                       Telewest Communications Networks, Ltd.:
                                        566,667        Term Loan B, due 11/30/2012                                        565,898
                                        433,333        Term Loan C, due 11/30/2013                                        435,440
                                                                                                                  ---------------
                                                                                                                        1,001,338

Cable - U.S. - 8.7%                                Century Cable Holdings LLC:
                                      3,000,000        Discretionary Term Loan, due 12/31/2009                          2,967,750
                                      5,000,000        Term Loan, due 6/30/2009                                         4,937,500
                                      7,940,000    Charter Communications Operating, LLC Tranche B
                                                   Term Loan, due 4/07/2011                                             7,899,395
                                                   Inmarsat Facility:
                                      2,292,136        Term Loan B, due 1/08/2011                                       2,303,434
                                      2,297,523        Term Loan C, due 1/08/2012                                       2,318,447
                                      3,950,000    Insight Midwest Holdings, LLC Term Loan B,
                                                   due 12/31/2009                                                       3,997,155
                                      2,328,240    Mallard Cablevision LLC & Sun Tel Communications
                                                   Term Loan B, due 9/30/2008  (c)                                          4,656
                                        496,870    New Skies Satellites, BV Term Loan,
                                                   due 5/04/2011                                                          500,410
                                      4,000,000    Olympus Cable Holdings, LLC Term Loan B,
                                                   due 9/30/2010                                                        3,924,168
                                                                                                                  ---------------
                                                                                                                       28,852,915

Chemicals - 7.3%                      2,634,089    CII Carbon, LLC Term Loan, due 6/25/2008                             2,607,748
                                      2,597,883    Celanese Holdings, LLC Term Loan B,
                                                   due 4/06/2011                                                        2,638,069
                                      1,804,536    Huntsman International, LLC Term Loan B,
                                                   due 12/31/2010                                                       1,835,363
                                                   Invista B.V.:
                                      1,682,206        New Tranche B-1 Term Loan, due 4/29/2011                         1,710,068
                                        729,853        New Tranche B-2 Term Loan, due 4/29/2011                           741,941
                                      1,148,293    Pinnacle Polymers (Epsilon Products) Term Loan,
                                                   due 12/15/2006                                                       1,162,453
                                      3,743,333    Polymer Group, Inc. First Lien Term Loan,
                                                   due 4/01/2010                                                        3,793,243
                                      1,600,000    Rockwood Specialties Group, Inc. Tranche D Term
                                                   Loan, due 12/10/2012                                                 1,609,286
                                      8,000,000    Wellman, Inc. First Lien Term Loan,
                                                   due 2/10/2009                                                        8,193,336
                                                                                                                  ---------------
                                                                                                                       24,291,507

Consumer - Durables - 0.9%            3,000,000    Simmons Co. Term Loan, due 6/19/2012                                 3,013,125

Consumer - Non-Durables - 2.4%        4,987,500    American Safety Razor Co. Tranche B Term Loan,
                                                   due 2/28/2012                                                        5,024,906
                                      1,500,000    Culligan International Co. Term Loan,
                                                   due 9/30/2011                                                        1,513,437
                                      1,481,250    Solo Cup Co. Term Loan, due 2/27/2011                                1,492,730
                                                                                                                  ---------------
                                                                                                                        8,031,073

Diversified Media - 1.6%              5,170,500    TransWestern Publishing Co., LLC First Lien
                                                   Tranche B Term Loan, due 2/25/2011                                   5,185,851

Energy - Exploration                               Quest Cherokee, LLC:
& Production - 1.0%                     222,222        Line of Credit, due 12/31/2008                                     223,889
                                      1,500,000        Revolving Credit, due 7/22/2009                                  1,447,500
                                      1,768,889        Term Loan B, due 7/22/2010                                       1,777,733
                                                                                                                  ---------------
                                                                                                                        3,449,122

Energy - Other - 2.1%                              Dresser, Inc.:
                                        718,038        Term Loan C, due 4/10/2009                                         727,313
                                      1,250,000        Term Loan Unsecured, due 2/25/2010                               1,273,438
                                                   Regency Gas Services, LLC:
                                      1,500,000        Second Lien Term Loan, due 12/01/2010                            1,507,500
                                      3,491,250        Term Loan, due 6/01/2010                                         3,517,434
                                                                                                                  ---------------
                                                                                                                        7,025,685

Food & Tobacco - 1.1%                 1,761,836    Dr. Pepper/Seven Up Bottling Group, Inc. Tranche B
                                                   Term Loan, due 12/19/2010                                            1,785,235
                                      1,761,667    Pierre Foods, Inc. Term Loan B, due 6/30/2010                        1,778,182
                                                                                                                  ---------------
                                                                                                                        3,563,417

Health Care - 2.1%                    1,703,991    Medpointe Capital Partners, LLC Tranche B Term
                                                   Loan, due 9/30/2008                                                  1,716,771
                                      1,562,500    Orthofix International NV Term Loan B,
                                                   due 12/15/2008                                                       1,579,102
                                      3,661,333    VWR International, Inc. Tranche B Dollar Term
                                                   Loan, due 4/07/2011                                                  3,686,505
                                                                                                                  ---------------
                                                                                                                        6,982,378

Housing - 3.2%                        2,294,842    General Growth Properties, Inc. Tranche B Term
                                                   Loan, due 11/12/2008                                                 2,311,935
                                      2,490,033    Headwaters, Inc. Term Loan B-1, due 4/30/2011                        2,525,309
                                      1,959,940    LNR Property Corp. Tranche B Term Loan,
                                                   due 2/03/2008                                                        1,967,780
                                      4,000,000    Stile U.S. Acquisition Corp. Bridge Loan,
                                                   due 4/06/2015                                                        4,010,000
                                                                                                                  ---------------
                                                                                                                       10,815,024

Information Technology - 2.2%         1,850,000    Fidelity National Information Solutions, Inc. Term
                                                   Loan B, due 3/09/2013                                                1,839,363
                                      1,687,500    Telcordia Technologies Inc. Term Loan,
                                                   due 9/15/2012                                                        1,656,388
                                      3,729,687    VUTEK Inc. Term Loan, due 6/25/2010                                  3,739,012
                                                                                                                  ---------------
                                                                                                                        7,234,763

Manufacturing - 3.5%                  3,057,865    EaglePicher Holdings, Inc. Tranche B Term Loan,
                                                   due 8/07/2009                                                        3,004,352
                                      3,750,000    High Voltage Engineering Corp. Term Loan A,
                                                   due 7/31/2006                                                        3,731,250
                                      4,903,331    Invensys International Holdings Ltd. First Lien Term
                                                   Loan, due 9/04/2009                                                  4,970,752
                                                                                                                  ---------------
                                                                                                                       11,706,354

Packaging - 1.1%                      3,534,686    Owens-Illinois Group Inc. French Tranche C-1 Term
                                                   Loan, due 4/01/2008                                                  3,587,706

Retail - 1.0%                         3,000,000    American Reprographics Co., LLC Second Lien Term
                                                   Loan, due 12/18/2009                                                 3,157,500
                                        306,015    General Nutrition Centers, Inc. Tranche B Term
                                                   Loan, due 12/05/2009                                                   309,712
                                                                                                                  ---------------
                                                                                                                        3,467,212

Service - 2.3%                                     Allied Waste North America, Inc.:
                                      1,239,159         Term Loan, due 1/15/2012                                        1,240,536
                                        472,973         Tranche A Credit-Linked Deposit, due 1/15/2012                    473,490
                                                   United Rentals, Inc.:
                                      1,650,000        Term Loan, due 2/14/2011                                         1,673,461
                                        333,333        Tranche B, Credit-Linked Deposit,
                                                       due 2/14/2011                                                      338,229
                                      3,960,000    Waste Services, Inc. Tranche B Term Loan,
                                                   due 3/31/2011                                                        3,998,364
                                                                                                                  ---------------
                                                                                                                        7,724,080

Telecommunications - 0.7%             2,178,000    Consolidated Communications, Inc. Term Loan C,
                                                   due 10/14/2011                                                       2,192,974

Utility - 1.7%                        3,930,000    Calpine Corp. Second Lien Term Loan,
                                                   due 7/15/2007                                                        2,998,590
                                                   El Paso Corp.:
                                        750,000        Deposit Account, due 11/23/2009                                    752,864
                                      1,240,000        Term Loan, due 11/23/2009                                        1,247,578
                                        786,000    TNP Enterprises, Inc. Term Loan, due 12/31/2006                        786,983
                                                                                                                  ---------------
                                                                                                                        5,786,015

Wireless Communications - 2.0%        2,962,500    Centennial Cellular Operating Co. Term Loan,
                                                   due 2/09/2011                                                        2,988,422
                                      3,473,750    SBA Senior Finance, Inc. Tranche C Term Loan,
                                                   due 10/31/2008                                                       3,504,145
                                                                                                                  ---------------
                                                                                                                        6,492,567

                                                   Total Floating Rate Loan Interests
                                                   (Cost - $159,200,508) - 47.2%                                      156,757,955


Senior High Income Portfolio, Inc.

Schedule of Investments as of May 31, 2005 (concluded)                                                          (in U.S. dollars)

Industry*                           Shares Held    Common Stocks                                                        Value
Chemicals - 0.6%                        142,466    GEO Specialty Chemicals, Inc. (e)                              $     2,136,990

Leisure - 0.1%                           41,866    Lodgian, Inc. (e)                                                      397,727

Manufacturing - 0.2%                     62,580    High Voltage Engineering Corp. (e)                                     516,285

Telecommunications - 0.1%                32,057    IDT Corp. Class B (e)                                                  439,181

                                                   Total Common Stocks (Cost - $4,488,548) - 1.0%                       3,490,183


                                                   Preferred Stocks
Cable - U.S. - 0.0%                       2,500    Adelphia Communications Corp. Series B, 13% (e)                          7,500

                                                   Total Preferred Stocks (Cost - $225,000) - 0.0%                          7,500


                                                   Warrants (j)
Paper - 0.0%                              3,500    MDP Acquisitions Plc (expires 10/01/2013)                               17,500

Wireless Communications - 0.1%              600    American Tower Corp. (expires 8/01/2008)                               152,314

                                                   Total Warrants (Cost - $39,036) - 0.1%                                 169,814


                           Beneficial Interest/
                                    Shares Held    Other Interests (d)
Automotive - 0.0%               $     4,130,972    Cambridge Industries, Inc. (Litigation Trust Certificates)              41,310

Gaming - 0.0%                            27,112    Peninsula Gaming LLC (Convertible Membership Interest)                 162,670

Health Care - 0.0%              $        10,284    MEDIQ Inc. (Preferred Stock Escrow due 2/01/2006)                            0

Telecommunications - 0.0%       $     2,750,000    WilTel Communications Group, Inc.                                           28

                                                   (Litigation Trust Certificates)

                                                   Total Other Interests   (Cost - $163,493) - 0.0%                       204,008


                             Beneficial Interest   Short-Term Securities
                                $     3,976,542    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (b)          3,976,542

                                                   Total  Short-Term Securities
                                                   (Cost - $3,976,542) - 1.2%                                           3,976,542



Total Investments (Cost - $464,884,204**) - 135.6%                                                                    450,557,452
Liabilities in Excess of Other Assets - (35.6%)                                                                     (118,348,719)
                                                                                                                  ---------------
Net Assets - 100.0%                                                                                               $   332,208,733
                                                                                                                  ===============

  * For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by
    Fund management.  This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. Breakdown is a percent of net assets.

 ** The cost and unrealized appreciation (depreciation) of investments as of May 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                    $     464,509,948
                                                      =================
    Gross unrealized appreciation                     $      12,004,453
    Gross unrealized depreciation                          (25,956,949)
                                                      -----------------
    Net unrealized depreciation                       $    (13,952,496)
                                                      =================

(a) Floating rate loan interests in which the Fund invests generally pays interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as
    London InterBank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major U.S.
    banks or (iii) the certificate of deposit rate.

(b) Investments in companies considered to be an affiliate of the Fund (such companies are defined as
    "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                              Net              Interest
    Affiliate                               Activity            Income

    Merrill Lynch Liquidity Series,
      LLC Cash Sweep Series I              $   (366,912)      $  10,619

(c) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(d) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(e) Non-income producing security.

(f) Floating rate note.

(g) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

(h) Convertible security.

(i) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the
    Securities Act of 1933.

(j) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(k) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(l) Mortgage-Backed Securities are subject to principle paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Senior High Income Portfolio, Inc.


By:    /s/ Robert C. Doll, Jr.
       ----------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Senior High Income Portfolio, Inc.


Date: July 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ----------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Senior High Income Portfolio, Inc.


Date: July 15, 2005


By:    /s/ Donald C. Burke
       ----------------------------
       Donald C. Burke
       Chief Financial Officer
       Senior High Income Portfolio, Inc.


Date: July 15, 2005